CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 4,171	$ 2,083
Accounts receivable, net of allowance for doubtful accounts of $157 and $503, respectively	8,508	11,101
Prepaid expenses	1,247	1,111
Other	1,274	1,798
Total current assets	15,200	16,093
PROPERTY AND EQUIPMENT:
Land and buildings	1,669	1,660
Leasehold improvements	8,479	8,483
Broadcasting equipment	5,927	5,956
Outdoor advertising structures	26,390	27,425
Office equipment, computer equipment, software and automobiles	2,210	2,312
Construction in progress	37
Total property and equipment	44,712	45,836
Less-accumulated depreciation and amortization	17,062	14,273
Total property and equipment, net	27,650	31,563
INTANGIBLE ASSETS:
Indefinite-lived intangibles	63,999	63,996
Goodwill	13,102	11,424
Other intangibles	5,060	5,184
Total intangible assets	82,161	80,604
Less-accumulated amortization	2,944	1,655
Total intangible assets, net	79,217	78,949
OPERATING LEASE RIGHT-OF-USE ASSETS	23,953	26,339
OTHER ASSETS:
Deferred tax assets		13,863
Deposits and other	331	359
Total other assets	331	14,222
Total assets	146,351	167,166
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,557	11,184
Current maturities of long-term debt	1,836	3,672
Accrued salaries and commissions	709	728
Deferred revenue	1,535	1,688
Operating lease liabilities	3,573	3,161
Other	549	346
Total current liabilities	10,759	20,779
LONG-TERM DEBT, NET OF CURRENT PORTION	93,918	77,668
OPERATING LEASE LIABILITIES, NET OF CURRENT	20,176	22,983
ASSET RETIREMENT OBLIGATION	6,316	5,623
DEFERRED INCOME TAXES	1,711
OTHER NONCURRENT LIABILITIES	221	239
Total liabilities	133,101	127,292
COMMITMENTS AND CONTINGENCIES (NOTE 12)
SERIES A CUMULATIVE CONVERTIBLE PARTICIPATING PREFERRED STOCK, $0.01 PAR VALUE, 10,000,000 SHARES AUTHORIZED; 220,000 SHARES ISSUED AND OUTSTANDING	24,258	22,110
SHAREHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital	20,772	20,644
Accumulated deficit	(31,852)	(2,951)
Total equity (deficit)	(11,008)	17,764
Total liabilities and equity (deficit)	146,351	167,166
Class A Common Stock
SHAREHOLDERS' EQUITY (DEFICIT):
Common Stock	18	17
Class B Common Stock
SHAREHOLDERS' EQUITY (DEFICIT):
Common Stock	$ 54	$ 54